Fair Value Measurements (Details) - Schedule of reconciliation of all liabilities measured at fair value - 2020 Simple Agreements For Future Equity [Member] - Simple Agreements For Future Equity [Member] - Level 3 [Member]
$ in Thousands
9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
2020 SAFEs issued in the 2020 period	$ 7,115
Change in fair value during the 2020 period	7,693
Beginning balance	14,808
Ending balance
Convertible Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion into shares of convertible preferred stock	$ (14,808)